Income Taxes (Details1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes Details1 [Abstract]
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2021 – 27%, 2020 – 27%)	$ (2,486)	$ (4,938)	$ (44,832)
Change in recognized taxable temporary differences	(1,052)	(1,297)	0
Change in unrecognized deductible temporary differences and unused tax losses	2,280	4,680	33,554
Impact of rate differences between jurisdictions	258	293	0
Permanent differences and other	659	862	10,942
Income tax recovery	$ (341)	$ (400)	$ (336)